Loan	12 Months Ended
Dec. 31, 2021
Loans [Abstract]
Loan

Note 10 – Loan

In 2020, the Company borrowed a loan of RMB 5,000,000 (approximately $766,000) from the Hangzhou United Bank. The loan is not secured, bears an effective annual interest rate of 5.50% and matures in September 2021. The loan is fully repaid in the year ended December 31, 2021.

See Note 18 for related party loans.